Note 3 - Investment Securities	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Investments in Debt and Marketable Equity Securities (and Certain Trading Assets) Disclosure [Text Block]
NOTE
3.
INVESTMENT SECURITIES

The amortized cost and estimated fair value of securities available for sale along with gross unrealized gains and losses are summarized as follows:

(dollars in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
December 31, 2019
State, county and municipal securities	$5,133	$36	$(54)	$5,115
Corporate debt securities	2,811	11	(16)	2,806
Mortgage-backed securities	338,930	2,669	(2,188)	339,411
Total debt securities	$346,874	$2,716	$(2,258)	$347,332

(dollars in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
December 31, 2018
State, county and municipal securities	$4,008	$18	$(37)	$3,989
Corporate debt securities	2,927	-	(55)	2,872
Mortgage-backed securities	356,498	303	(10,596)	346,205
Total debt securities	$363,433	$321	$(10,688)	$353,066

 The gross unrealized losses and estimated fair value of securities aggregated by category and length of time that securities have been in a continuous unrealized loss position are summarized as follows:

	Less Than 12 Months		12 Months or More		Total
(dollars in thousands)	Estimated Fair Value	Unrealized Losses	Estimated Fair Value	Unrealized Losses	Estimated Fair Value	Unrealized Losses
December 31, 2019
State, county and municipal securities	3,257	(54)	-	-	3,257	(54)
Corporate debt securities	-	-	784	(16)	784	(16)
Mortgage-backed securities	60,860	(277)	119,110	(1,911)	179,970	(2,188)
Total debt securities	$64,117	$(331)	$119,894	$(1,927)	$184,011	$(2,258)

December 31, 2018
State, county and municipal securities	612	(3)	1,882	(34)	2,494	(37)
Corporate debt securities	2,009	(21)	863	(34)	2,872	(55)
Mortgage-backed securities	39,083	(504)	255,747	(10,092)	294,830	(10,596)
Total debt securities	$41,704	$(528)	$258,492	$(10,160)	$300,196	$(10,688)

Management evaluates securities for other-than-temporary impairment at least on a quarterly basis, and more frequently when economic or market concerns warrant such evaluation. Consideration is given to (
1
) the length of time and the extent to which the fair value has been less than cost, (
2
) the financial condition and near-term prospects of the issuer and (
3
) the intent and ability of the Company to retain its investment in the issuer for a period of time sufficient to allow for any anticipated recovery in fair value.

At
December 31, 2019,
ninety-eight
securities have unrealized losses which have deprec
iated
1.2
pe
rcent from the Company’s amortized cost basis. These securities are guaranteed by either the U.S. Government, other governments or U.S. corporations. In analyzing an issuer’s financial condition, management considers whether the securities are issued by the federal government or its agencies, whether downgrades by bond rating agencies have occurred and the results of reviews of the issuer’s financial condition. The unrealized losses are largely due to increases in market interest rates over the yields available at the time the underlying securities were purchased. As management has the ability to hold debt securities until maturity, or for the foreseeable future if classified as available-for-sale, no
declines are deemed to be other than temporary. However, the Company owns one
asset-backed security at
December 31, 2019
which was completely written off during prior years. This investment is comprised of one
issuance of a trust preferred security and has
no
book value.

The amortized cost and fair value of investment securities as of
December 31, 2019,
by contractual maturity, are shown hereafter. Expected maturities may
differ from contractual maturities for certain investments because issuers may
have the right to call or prepay obligations with or without call or prepayment penalties. This is often the case with mortgage-backed securities, which are disclosed separately in the table below.

	Securities
	Available for Sale
(dollars in thousands)	Amortized Cost	Fair Value

Due in one year or less	$150	$150
Due after one year through five years	3,195	3,215
Due after five years through ten years	723	744
Due after ten years	3,876	3,812
	$7,944	$7,921
Mortgage-backed securities	338,930	339,411
	$346,874	$347,332

Proceeds from sales of investments available for sale were
$65.5
million in
2019
and
$11.3
million in
2018.
Gross realized gains totaled
$416,000
in
2019
and
$116,000
in
2018.
Gross realized losses totaled
$322,000
in
2019
and
$0
in
2018.

Investment securities having a carrying value totaling
$122.3
million and
$179.0
million as of
December 31, 2019
and
2018,
respectively, were pledged to secure public deposits and for other purposes.